Quarterly Holdings Report
for
Fidelity® Investment Grade Bond ETF
November 30, 2022
FIE-NPRT1-0123
1.9900960.101
Nonconvertible Bonds - 33.5%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 1.4%
AT&T, Inc. 4.3% 2/15/30	90,000	85,509
Verizon Communications, Inc. 3.15% 3/22/30	36,000	31,952
		117,461
Media - 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 2.8% 4/1/31	99,000	78,335
Magallanes, Inc.:
3.428% 3/15/24 (b)	5,000	4,855
3.638% 3/15/25 (b)	3,000	2,865
3.755% 3/15/27 (b)	6,000	5,468
4.054% 3/15/29 (b)	2,000	1,751
4.279% 3/15/32 (b)	5,000	4,245
5.05% 3/15/42 (b)	3,000	2,402
5.141% 3/15/52 (b)	2,000	1,550
Time Warner Cable LLC 5.5% 9/1/41	40,000	34,050
		135,521
Wireless Telecommunication Services - 0.8%
T-Mobile U.S.A., Inc. 4.5% 4/15/50	82,000	69,264
TOTAL COMMUNICATION SERVICES		322,246
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.4%
General Motors Financial Co., Inc. 4% 1/15/25	36,000	35,033
Household Durables - 1.0%
Lennar Corp. 4.75% 11/29/27	88,000	84,237
Specialty Retail - 0.2%
Lowe's Companies, Inc.:
3.35% 4/1/27	2,000	1,898
3.75% 4/1/32	2,000	1,822
4.25% 4/1/52	10,000	8,163
4.45% 4/1/62	10,000	8,083
		19,966
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry, Inc. 3.05% 3/15/32	18,000	13,928
TOTAL CONSUMER DISCRETIONARY		153,164
CONSUMER STAPLES - 2.1%
Beverages - 0.9%
Anheuser-Busch InBev Worldwide, Inc. 5.45% 1/23/39	80,000	81,790
Food & Staples Retailing - 0.5%
Sysco Corp. 6.6% 4/1/50	38,000	42,393
Food Products - 0.7%
JBS U.S.A. Lux SA / JBS Food Co.:
5.125% 2/1/28 (b)	5,000	4,768
5.5% 1/15/30 (b)	45,000	43,162
5.75% 4/1/33 (b)	10,000	9,687
		57,617
TOTAL CONSUMER STAPLES		181,800
ENERGY - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Energy Transfer LP 4.95% 6/15/28	40,000	38,693
Hess Corp.:
4.3% 4/1/27	47,000	45,177
5.6% 2/15/41	2,000	1,927
MPLX LP 4.8% 2/15/29	40,000	38,497
Petroleos Mexicanos 7.69% 1/23/50	101,000	68,751
The Williams Companies, Inc.:
4.65% 8/15/32	6,000	5,683
5.3% 8/15/52	2,000	1,837
		200,565
FINANCIALS - 13.5%
Banks - 6.5%
Bank of America Corp.:
2.299% 7/21/32 (c)	5,000	3,918
4.183% 11/25/27	170,000	161,962
Citigroup, Inc. 4.45% 9/29/27	152,000	146,397
JPMorgan Chase & Co. 4.493% 3/24/31 (c)	72,000	68,264
NatWest Group PLC 3.073% 5/22/28 (c)	200,000	177,057
		557,598
Capital Markets - 4.2%
Ares Capital Corp. 3.875% 1/15/26	88,000	80,921
Deutsche Bank AG New York Branch 4.1% 1/13/26	100,000	95,395
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	4,000	3,160
3.8% 3/15/30	80,000	72,713
Morgan Stanley 4.431% 1/23/30 (c)	114,000	107,816
		360,005
Consumer Finance - 1.7%
Ally Financial, Inc.:
2.2% 11/2/28	11,000	8,785
7.1% 11/15/27	10,000	10,284
8% 11/1/31	31,000	33,256
Capital One Financial Corp.:
2.359% 7/29/32 (c)	16,000	11,659
3.8% 1/31/28	68,000	63,534
4.985% 7/24/26 (c)	6,000	5,948
5.247% 7/26/30 (c)	9,000	8,578
Discover Financial Services 6.7% 11/29/32	2,000	2,035
		144,079
Diversified Financial Services - 0.7%
Blackstone Private Credit Fund 7.05% 9/29/25 (b)	8,000	8,016
Brixmor Operating Partnership LP 4.05% 7/1/30	36,000	31,462
Corebridge Financial, Inc.:
3.85% 4/5/29 (b)	3,000	2,731
3.9% 4/5/32 (b)	3,000	2,645
4.35% 4/5/42 (b)	2,000	1,637
4.4% 4/5/52 (b)	2,000	1,608
Jackson Financial, Inc.:
5.17% 6/8/27	4,000	3,920
5.67% 6/8/32	6,000	5,700
		57,719
Insurance - 0.4%
Unum Group 4% 6/15/29	36,000	32,659
TOTAL FINANCIALS		1,152,060
HEALTH CARE - 2.5%
Health Care Providers & Services - 2.2%
Centene Corp.:
2.45% 7/15/28	13,000	10,933
2.625% 8/1/31	5,000	3,931
4.625% 12/15/29	90,000	83,685
Cigna Corp. 4.8% 8/15/38	80,000	75,479
Humana, Inc. 3.7% 3/23/29	3,000	2,763
Sabra Health Care LP 3.2% 12/1/31	12,000	8,998
		185,789
Pharmaceuticals - 0.3%
Viatris, Inc. 2.7% 6/22/30	36,000	28,715
TOTAL HEALTH CARE		214,504
INDUSTRIALS - 1.7%
Aerospace & Defense - 0.9%
The Boeing Co. 5.15% 5/1/30	80,000	78,050
Transportation Infrastructure - 0.8%
Avolon Holdings Funding Ltd. 3.95% 7/1/24 (b)	68,000	64,760
TOTAL INDUSTRIALS		142,810
INFORMATION TECHNOLOGY - 1.7%
Electronic Equipment & Components - 0.4%
Dell International LLC/EMC Corp. 6.2% 7/15/30	30,000	30,850
Semiconductors & Semiconductor Equipment - 0.8%
Broadcom, Inc. 2.45% 2/15/31 (b)	48,000	37,870
Marvell Technology, Inc. 2.95% 4/15/31	38,000	31,050
		68,920
Software - 0.5%
Oracle Corp. 3.6% 4/1/40	50,000	37,549
VMware, Inc. 1.4% 8/15/26	7,000	6,156
		43,705
TOTAL INFORMATION TECHNOLOGY		143,475
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.0%
American Homes 4 Rent LP:
2.375% 7/15/31	1,000	777
3.375% 7/15/51	2,000	1,278
3.625% 4/15/32	3,000	2,542
4.3% 4/15/52	2,000	1,484
Corporate Office Properties LP 2.75% 4/15/31	2,000	1,511
Invitation Homes Operating Partnership LP 2% 8/15/31	14,000	10,364
Kite Realty Group Trust 4.75% 9/15/30	50,000	44,383
LXP Industrial Trust (REIT) 2.7% 9/15/30	42,000	33,608
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	5,000	3,666
3.625% 10/1/29	50,000	41,428
Piedmont Operating Partnership LP 2.75% 4/1/32	2,000	1,429
Sun Communities Operating LP:
2.3% 11/1/28	2,000	1,645
2.7% 7/15/31	8,000	6,224
VICI Properties LP:
4.375% 5/15/25	2,000	1,925
4.75% 2/15/28	7,000	6,599
4.95% 2/15/30	7,000	6,617
Vornado Realty LP:
2.15% 6/1/26	1,000	845
3.4% 6/1/31	3,000	2,287
		168,612
Real Estate Management & Development - 0.6%
CBRE Group, Inc. 2.5% 4/1/31	8,000	6,285
Tanger Properties LP:
2.75% 9/1/31	6,000	4,291
3.875% 7/15/27	50,000	45,446
		56,022
TOTAL REAL ESTATE		224,634
UTILITIES - 1.5%
Electric Utilities - 1.0%
Cleco Corporate Holdings LLC 3.743% 5/1/26	40,000	37,721
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	50,000	39,543
2.775% 1/7/32 (b)	6,000	4,706
		81,970
Independent Power and Renewable Electricity Producers - 0.5%
The AES Corp.:
2.45% 1/15/31	3,000	2,384
3.95% 7/15/30 (b)	50,000	43,775
		46,159
TOTAL UTILITIES		128,129
TOTAL NONCONVERTIBLE BONDS (Cost $3,308,937)		2,863,387

U.S. Treasury Obligations - 39.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
2.25% 5/15/41	22,600	17,366
2.25% 2/15/52	44,000	31,775
2.375% 5/15/51	913,000	678,973
2.875% 5/15/52	113,000	93,931
4% 11/15/52	95,000	98,800
U.S. Treasury Notes:
0.125% 2/28/23	50,000	49,476
0.5% 2/28/26	172,000	153,570
1.25% 12/31/26	300,000	269,859
1.25% 4/30/28	110,100	96,350
1.5% 1/31/27	270,000	245,025
1.875% 2/28/27	37,600	34,627
2.75% 8/15/32	440,000	407,550
2.875% 5/15/32	537,000	503,354
4.125% 9/30/27	540,000	546,581
4.125% 11/15/32	127,000	131,961
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,665,711)		3,359,198

U.S. Government Agency - Mortgage Securities - 11.4%
	Principal Amount (a)	Value ($)
Fannie Mae - 1.8%
2% 4/1/51 to 1/1/52	93,021	76,854
3.5% 11/1/45 to 3/1/52	80,327	75,506
TOTAL FANNIE MAE		152,360
Freddie Mac - 1.1%
2.5% 2/1/51	40,648	35,241
3% 2/1/50	68,526	61,656
TOTAL FREDDIE MAC		96,897
Ginnie Mae - 4.2%
2% 12/1/52 (d)	25,000	21,228
2% 12/1/52 (d)	50,000	42,455
2% 12/1/52 (d)	25,000	21,228
2% 1/1/53 (d)	50,000	42,494
2.5% 12/1/52 (d)	50,000	43,869
2.5% 1/1/53 (d)	50,000	43,906
3% 11/20/50	26,501	24,101
3.5% 11/20/50	30,869	28,924
3.5% 12/1/52 (d)	50,000	46,386
3.5% 1/1/53 (d)	50,000	46,409
TOTAL GINNIE MAE		361,000
Uniform Mortgage Backed Securities - 4.3%
1.5% 12/1/37 (d)	50,000	43,699
1.5% 12/1/37 (d)	50,000	43,699
1.5% 1/1/38 (d)	50,000	43,768
1.5% 12/1/52 (d)	25,000	19,420
2% 12/1/52 (d)	50,000	41,122
2% 12/1/52 (d)	25,000	20,561
2% 12/1/52 (d)	25,000	20,561
2% 1/1/53 (d)	50,000	41,165
2.5% 12/1/52 (d)	50,000	42,727
2.5% 12/1/52 (d)	25,000	21,363
4% 12/1/52 (d)	25,000	23,656
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		361,741
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,004,323)		971,998

Asset-Backed Securities - 5.0%
	Principal Amount (a)	Value ($)
Cedar Funding Ltd. Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.2833% 4/20/35 (b)(c)(e)	100,000	96,069
Eaton Vance CLO, Ltd. Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 1/15/35 (b)(c)(e)	100,000	97,034
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 5.9754% 11/20/33 (b)(c)(e)	100,000	97,321
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	179,939	135,968
TOTAL ASSET-BACKED SECURITIES (Cost $479,067)		426,392

Commercial Mortgage Securities - 6.8%
	Principal Amount (a)	Value ($)
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 5.6923% 4/15/37 (b)(c)(e)	15,000	14,596
BX Commercial Mortgage Trust floater Series 2021-PAC Class B, 1 month U.S. LIBOR + 0.890% 4.7748% 10/15/36 (b)(c)(e)	100,000	93,906
BX Trust floater Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 5.3019% 4/15/37 (b)(c)(e)	9,495	9,224
Class B, CME Term SOFR 1 Month Index + 1.940% 5.7509% 4/15/37 (b)(c)(e)	9,495	9,077
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	95,807	82,535
Extended Stay America Trust floater Series 2021-ESH Class D, 1 month U.S. LIBOR + 2.250% 6.126% 7/15/38 (b)(c)(e)	97,619	92,480
GS Mortgage Securities Trust floater Series 2021-IP Class C, 1 month U.S. LIBOR + 1.550% 5.425% 10/15/36 (b)(c)(e)	100,000	91,646
LIFE Mortgage Trust floater Series 2021-BMR Class E, 1 month U.S. LIBOR + 1.750% 5.625% 3/15/38 (b)(c)(e)	98,297	92,134
SREIT Trust floater Series 2021-MFP Class D, 1 month U.S. LIBOR + 1.570% 5.4535% 11/15/38 (b)(c)(e)	100,000	93,986
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $624,987)		579,584

Money Market Funds - 11.3%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (f) (Cost $959,459)	959,267	959,459

TOTAL INVESTMENT IN SECURITIES - 107.3% (Cost $10,042,484)	9,160,018
NET OTHER ASSETS (LIABILITIES) - (7.3)%	(619,617)
NET ASSETS - 100.0%	8,540,401

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 12/1/52	(50,000)	(42,455)
2% 12/1/52	(25,000)	(21,228)
2.5% 12/1/52	(50,000)	(43,869)
3.5% 12/1/52	(50,000)	(46,386)

TOTAL GINNIE MAE		(153,938)

Uniform Mortgage Backed Securities
1.5% 12/1/37	(50,000)	(43,699)
2% 12/1/52	(50,000)	(41,122)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(84,821)

TOTAL TBA SALE COMMITMENTS (Proceeds $236,667)		(238,759)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,294,020 or 15.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	666,354	492,350	199,245	7,656	-	-	959,459	0.0%
Total	666,354	492,350	199,245	7,656	-	-	959,459

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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